Income Tax - Tax Credit Carryforwards (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Tax Credit Carryforward [Line Items]
Total	$ 5,925	$ 3,251
Federal
Tax Credit Carryforward [Line Items]
Total	3,454	2,020
State
Tax Credit Carryforward [Line Items]
Total	$ 2,471	$ 1,231